AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 3, 2010

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 129                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 130                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)
--------------------------------------------------------------------------------
     / /   Immediately upon filing pursuant to paragraph (b)
     / /   On [date] pursuant to paragraph (b)
     /X/   60 days after filing pursuant to paragraph (a)(1)
     / /   75 days after filing pursuant to paragraph (a)(2)
     / /   On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                _________, 2011

                            WHG DIVIDEND GROWTH FUND
                             TICKER SYMBOL: _______

                              INSTITUTIONAL SHARES

                              INVESTMENT ADVISER:
                           WESTWOOD MANAGEMENT CORP.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

                             ABOUT THIS PROSPECTUS

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                           PAGE
FUND SUMMARY ................................................................1
     INVESTMENT OBJECTIVE ...................................................1
     FUND FEES AND EXPENSES .................................................1
     PRINCIPAL INVESTMENT STRATEGIES ........................................2
     PRINCIPAL RISKS OF INVESTING IN THE FUND ...............................2
     PERFORMANCE INFORMATION ................................................5
     INVESTMENT ADVISER .....................................................6
     PORTFOLIO MANAGER ......................................................6
     PURCHASE AND SALE OF FUND SHARES .......................................6
     TAX INFORMATION ........................................................6
     PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
        INTERMEDIARIES ......................................................7
MORE INFORMATION ABOUT RISK .................................................7
MORE INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGY .......................8
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................10
INVESTMENT ADVISER .........................................................10
PORTFOLIO MANAGER ..........................................................11
PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................11
SHAREHOLDER SERVICING ARRANGEMENTS .........................................16
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................16
OTHER POLICIES .............................................................17
DIVIDENDS AND DISTRIBUTIONS ................................................19
TAXES ......................................................................19
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ......................Back Cover

                            WHG DIVIDEND GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the WHG Dividend Growth Fund (the "Fund") is to seek long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                        0.75%
--------------------------------------------------------------------------------
Other Expenses(1)                                                      0.33%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(1)                                     0.02%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.10%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                    (0.08)%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After
   Fee Reductions and/or Reimbursements(2)                             1.02%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
(2) Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Shares' average daily net assets. This contractual arrangement may not be terminated or increased without shareholder approval. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Trust's Board of Trustees (the "Board") may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.00% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in placeWhen acquired fund fees and expenses are added to Other Expenses, net operating expenses are 0.02% higher than the contractual cap.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR          3 YEARS
                               -----------------------
                                $104            $325
                               -----------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest primarily in the stocks of domestic and foreign companies of any size, from larger, well-established companies, which are preferred by the Adviser, to smaller companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing (dividend paying) equity securities. The Fund will not borrow for investment purposes. The Adviser pursues the Fund's objective by investing primarily in the stocks of companies that exhibit the potential for significant long-term appreciation. The Fund may invest up to 50% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, including American
Depositary Receipts ("ADRs"). The Fund may also invest up to 10% of its net assets in fixed-income obligations (i.e., U.S. Treasury and agency obligations, corporate debt securities and convertible bonds). These securities will predominantly be rated at least "investment grade" by one of the nationally recognized statistical ratings organizations or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 5% of its net assets in fixed-income securities rated below investment grade ("junk bonds" or "high-yield securities"). Additionally, the Fund may invest in exchange-traded funds ("ETFs"). Investments in equity ETFs are included in the Fund's 80% investment in stocks. The Adviser generally makes use of fundamental analytical techniques in its investment process to determine which particular stocks to purchase and sell, and will consider the sale of securities from the Fund's portfolio when the reasons for the original purchase no longer apply.

The Fund may also invest in Real Estate Investment Trusts ("REITs"). The Fund will typically invest up to 5% of its net assets in REITs, but can invest a higher percentage in REITs if REIT valuations and fundamental prospects are compelling. The Fund will not invest more than 20% of its net assets in REITs.

In addition, the Fund may use index options and individual stock options for various portfolio strategies. At any one time, the combined value of options may be up to 5% of the Fund's net assets.

PRINCIPAL  RISKS  OF  INVESTING  IN  THE  FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

DERIVATIVES RISK. The Fund may purchase and write call and put options. When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs. Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

Derivatives may be more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative it positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the original cost of opening the derivative position.

EQUITY RISK. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

FOREIGN COMPANY RISK. Investing in foreign companies, including direct investments and through ADRs which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STOCKS RISK - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

HEDGING RISK. The Fund may purchase and write put and call options on securities and securities indices for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-rated high yield bonds (CCC, CC, or C) are subject to a greater degree of credit risk than higher-rated high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INVESTMENTS IN ETFS. ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. Similar to REITs, ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

MANAGEMENT RISK - The Fund is subject to the risk that a strategy used by the Fund's management may fail to produce the intended result.

REIT RISK. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Fund's predecessor fund, the McCarthy Multi-Cap Stock Fund (the "Predecessor Fund") by showing changes in the Predecessor Fund's Institutional Shares' performance from year to year and by showing how the Predecessor Fund's Institutional Shares' average annual returns for 1 year, 5 year and since inception compare with those of a broad measure of market performance. Of course, the Predecessor Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Predecessor Fund commenced operations on August 6, 2001. The Predecessor Fund was advised by the same portfolio manager as the Fund, had substantially similar investment objectives, policies and strategies as the Fund, and was subject to substantially similar fees and expenses as the Fund. The performance in the bar chart and table has not been adjusted to reflect the lower net expenses of the Fund.

Following its completed first quarter of operations, updated performance information for the Fund will be available on the Fund's website at www.whgfunds.com or by calling 1-877-FUND-WHG.

The following information illustrates some of the risks of investing in the Fund. The bar chart shows how performance of the Predecessor Fund has varied from calendar year to calendar year.* Returns are based on past results and are not an indication of future performance.

                                  2002         (25.12)%
                                  2003           32.26%
                                  2004           11.12%
                                  2005            8.04%
                                  2006            7.14%
                                  2007            1.41%
                                  2008         (31.86)%
                                  2009           36.76%

* The Predecessor Fund's year-to-date total return as of September 30, 2010, was 3.29%.

                         BEST QUARTER     WORST QUARTER
                             23.00%        (21.36)%
                           (06/30/03)     (12/31/08)

Average Annual Total Returns for Periods Ended December 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                                1 YEAR     5 YEARS     (08/06/01)
------------------------------------------------------------------------------------------------------------------------------------
PREDECESSOR FUND RETURNS BEFORE TAXES                                           36.76%      1.81%         2.70%
------------------------------------------------------------------------------------------------------------------------------------
PREDECESSOR FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                           36.67%      1.15%         2.28%
------------------------------------------------------------------------------------------------------------------------------------
PREDECESSOR FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES   24.02%      1.54%         2.31%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)              26.46%      0.42%         1.05%
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISER

Westwood Management Corp.

PORTFOLIO MANAGER

Mr. Richard L. Jarvis, Senior Vice President, Investments, has been the portfolio manager for the Fund since its inception in 2010. Mr. Jarvis was also responsible for managing the Predecessor Fund since its inception in August 2001.

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $5,000. There is no minimum for subsequent investments.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-877-FUND-WHG.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS  TO  BROKER-DEALERS  AND  OTHER  FINANCIAL  INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, shares of REITs and ADRs, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN COMPANY RISK - Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar
U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE  INFORMATION  ABOUT  THE  FUND'S  INVESTMENT  STRATEGY

The  investment  objective  of  the Fund is to seek long-term growth of capital.
The investment objective of the Fund may be changed without shareholder approval, upon 60 days' prior notice to shareholders.

In selecting investments for the Fund, the Adviser generally makes use of fundamental analytical techniques in its investment process. The investment process combines the structure of quantitative analysis with the investment judgment and experience of the Adviser's equity investment team.

The  Adviser's  goal  is  to  build  and maintain a portfolio of companies that:

          o    represent compelling investment value;
          o    will grow shareholder value in the future; and
          o are led by honest and capable managers whose financial interests are properly aligned with shareholders.

COMPELLING INVESTMENT VALUE: The Adviser seeks to purchase shares of companies when they are trading at a compelling discount to the Adviser's assessment of value. The valuation techniques employed by the Adviser include, but are not limited to, discounted cash flow analysis and assessment of a company's private market value.

GROW SHAREHOLDER VALUE IN THE FUTURE: The Adviser seeks evidence that a company's shareholder value will grow in the future. Evidence of future shareholder value growth may be found in a company's ability to reinvest capital in growth initiatives, including accretive acquisitions. Tangible evidence of future shareholder value growth may also be identified by the ability and resolve of a company to return capital to shareholders through cash dividends and stock repurchases. Further, evidence of future shareholder value growth may include, but is not limited to, the following:

          o the company generates high cash flow returns on its invested capital;
          o the company has an identifiable franchise or market niche, at times referred to as an "economic moat;"
          o the company generates excess cash beyond operating needs, at times referred to as "free cash flow;" and
          o the company has shown discipline in its use of free cash flow - the Adviser favors companies with a history of returning a portion of its free cash flow to shareholders through a rising stream of cash dividends and timely stock repurchases.

CAPABLE  MANAGERS  WHOSE  FINANCIAL  INTERESTS  ARE  PROPERLY  ALIGNED  WITH
SHAREHOLDERS: The Adviser evaluates a company's leadership with several objective and subjective measures. Beyond the basic requirement that a company's management is honest and capable, the Adviser seeks evidence that the management's financial interests are properly aligned with shareholders. Such evidence may be derived from, for example, the compensation policies of the company and the extent and nature of company ownership by the company's management and board of directors.

The Adviser will consider the sale of a security from the Fund's portfolio when the reasons for the original purchase no longer apply. Reasons for a sale include, but are not limited to:

          o A deterioration of a company's fundamentals or changes in its industry;
          o    A lack of confidence in a company's management; and
          o A company's market price rises to a level that does not provide adequate appreciation potential.

In pursuing the Fund's investment objective, the Adviser may invest in fixed-income securities when, due to market conditions, the Adviser believes fixed-income securities provide a better risk/reward profile than stocks or other equity securities. Fixed-income securities will primarily consist of obligations of the U.S. Government and its agencies. The Adviser makes its purchase decisions by analyzing the credit quality of the debt issuer. From time to time, the Adviser will invest in corporate debt obligations, including convertible bonds. For corporate debt obligations, the Adviser analyzes interest coverage ratios, debt to equity ratios, cash flow characteristics and liquidation value of the bond issuer. These factors are continually reviewed and, if not met consistently, a fixed-income holding will be considered for sale. It is expected that fixed-income securities in the Fund's portfolio will have an average maturity shorter than ten years.

The fixed-income securities held by the Fund will generally be rated at least "investment grade" by one or more nationally recognized statistical ratings organizations, such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Investment grade is a rating "BBB" or above by S&P or "Baa" or above by Moody's. The Adviser may also purchase fixed-income securities that are unrated but are believed by the Adviser to be comparable to investment grade. However, up to 5% of the Fund's net assets may be invested in fixed-income securities rated "BB" by S&P or lower or, if unrated, of comparable quality. Such lower rated securities, often referred to as "junk bonds," may be considered speculative.

The Fund may also invest a portion of its assets in the stock of REITs. The Fund will typically invest up to 5% of its net assets in REITs, but the Fund can invest up to 20% of its net assets in REITs if REIT valuations and fundamental prospects are compelling. REITs can be characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership and other direct investments in land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages secured by real estate, which may secure construction, development, mezzanine or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. Please note that REIT dividends are taxed as ordinary income.

The Adviser may also purchase and write call and put options on securities and securities indices for hedging purposes. At any one time, the combined value of options may be up to 5% of the Fund's net assets.

The Adviser's investment process anticipates a time horizon of three to five years when purchasing a stock or other equity security of a company. There are no limits on portfolio turnover and the Adviser will sell portfolio holdings whenever the Adviser believes the sales would benefit the Fund. It is possible that the Fund may have a higher rate of portfolio turnover. A high rate of portfolio turnover is 100% or more.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

INFORMATION  ABOUT  PORTFOLIO  HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI. Within 10 days of the end of each calendar quarter, the Fund will post its complete portfolio holdings on the internet at http://www.whgfunds.com.

INVESTMENT ADVISER

Westwood Management Corp., a New York corporation formed in 1983, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. The Adviser is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of September 30, 2010, the Adviser had approximately $9.876 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for Institutional Shares of the Fund from exceeding 1.00% of the Fund's average daily net assets. This contractual arrangement may not be terminated or changed without shareholder approval. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and 1.00%, to recapture all or a portion of its expense reductions or reimbursements made during the preceding three-year period in which this agreement was in place.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report dated April 30, 2011.

PORTFOLIO MANAGER

Mr. Richard L. Jarvis is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Jarvis joined the Adviser in November 2010 and serves as Senior Vice President, Investments. Prior to joining the Adviser, Mr. Jarvis was associated with McCarthy Group Asset Management, Inc. since its inception in 1987 where he managed public and private accounts. In addition, he founded McCarthy Group Advisors, L.L.C. (formerly, McCarthy Group Asset Management, Inc.) (the "McCarthy Group"). At the McCarthy Group, Mr. Jarvis served as Chief Investment Officer and portfolio manager of the Predecessor Fund since its inception in August 2001. He has managed the Fund since its inception in 2011. Mr. Jarvis has more than 40 years of investment experience.

The Fund's SAI provides additional information about Mr. Jarvis's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING,  SELLING  AND  EXCHANGING  FUND  SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Fund.

Institutional Shares are for individual and institutional investors.

HOW  TO  PURCHASE  FUND  SHARES

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-877-FUND-WHG or log on to the Fund's website at www.whgfunds.com.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY  MAIL

REGULAR  MAIL  ADDRESS

WHG Funds
P.O.  Box  219009
Kansas  City,  MO  64121-9009

EXPRESS  MAIL  ADDRESS

DST Systems, Inc. c/o
WHG Funds
430 W. 7th Street
Kansas City, MO  64105

BY  WIRE

To open an account by wire, call 1-877-FUND-WHG for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING  INSTRUCTIONS

UMB Bank, N.A.
ABA#:  101000695
WHG Funds
DDA # 9871063178
Ref: fund name/account name/account number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The Fund's price per share will be the net asset value per share ("NAV") next determined after the Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund or authorized institution must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers
("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Certain authorized institutions, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the institution receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. To determine whether your institution is authorized to accept purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with an authorized institution, you will have to follow their procedures for transacting with the Fund. Your authorized institution may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through an authorized institution, and the fees they may charge, you should contact your authorized institution directly.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Fund's Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on its primary exchanges, foreign currency appreciation/depreciation, or securities market movements in the United States, or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

MINIMUM PURCHASES

You can open an account with a minimum initial investment of $5,000. The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments. Shareholders must maintain a minimum account value of $5,000. If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Fund reserves the right to waive the minimum initial investment amount and the minimum account value in its sole discretion.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase Institutional Shares, check daily NAV or obtain additional information.

   FUND NAME                     TICKER SYMBOL        CUSIP         FUND CODE

   WHG Dividend Growth Fund

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-877-FUND-WHG.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

Certain redemption requests will require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees may be required if your address of record or banking instructions have recently been changed, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via Automated Clearing House
(ACH) to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange Institutional Shares of the Fund for Institutional Shares of another WHG Fund, which are offered in a separate prospectus, by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE  TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER  SERVICING  ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS  TO  FINANCIAL  INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Fund invests in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

          o Shareholders are restricted from making more than 4 "round trips" into or out of the Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

          o The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY  LAUNDERING  PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the maximum reduced rate on qualified dividend income will cease to apply for taxable years beginning after December 31, 2010 and such income will be subject to tax rates applicable to ordinary income.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

Recent legislation, effective beginning in 2013, provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains. "Net investment income" does not include exempt-interest dividends.

Because it may invest in foreign securities, the Fund may be subject to foreign withholding taxes with respect to dividends or interest that the Fund receives from sources in foreign countries. The Fund may be able to make an election to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it makes this decision.

MORE  INFORMATION  ABOUT  TAXES  IS  IN  THE  SAI.

FINANCIAL HIGHLIGHTS

The financial highlights information presented for the Fund is the financial history of the Predecessor Fund, which has been reorganized into the Fund. The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years ended June 30, 2006 through June 30, 2010. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming re-investment of all dividends and distributions). This information has been audited by the Predecessor Fund's independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the Predecessor Fund's annual report. The Predecessor Fund's most recent annual and semi-annual reports are available upon request.

FOR A PREDECESSOR FUND SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                               YEARS ENDED JUNE 30,
                                                                                     2010     2009     2008     2007     2006
NET ASSET VALUE, BEGINNING OF YEAR                                                   $8.14   $10.30   $12.51   $11.54   $11.46
                                                                                     -----   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income/(loss)                                                          0.08     0.04     0.02     0.06    (0.01)

Net realized and unrealized gain/(loss) on investments
and option contracts written                                                          1.16    (2.11)   (1.07)    1.47     0.73
                                                                                      ----     ----    -----     ----     ----
Total from investment operations                                                      1.24    (2.07)   (1.05)    1.53     0.72
                                                                                      ----     ----    -----     ----     ----

LESS DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                                           (0.05)   (0.02)   (0.05)   (0.02)      --

From net realized gain on investments and option contracts written                      --    (0.07)   (1.11)   (0.54)   (0.64)
                                                                                     -----    -----    -----    -----    -----
Total distributions                                                                  (0.05)   (0.09)   (1.16)   (0.56)   (0.64)
                                                                                     -----    -----    -----    -----    -----

NET ASSET VALUE, END OF YEAR                                                         $9.33    $8.14   $10.30   $12.51   $11.54
                                                                                     =====    =====   ======   ======   ======

TOTAL RETURN                                                                         15.14%  -19.95%   -8.87%   13.51%    6.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)                                                $52.1    $41.6    $36.9    $44.7    $39.6

Ratio of net expenses to average net assets:

   Before expense reimbursement/recoupment(2)                                         1.07%    1.19%    1.15     1.11%    1.43%
   After expense reimbursement/recoupment(2)                                          1.10%    1.15%    1.15%    1.15%    1.22%(1)
   Ratio of net investment income/(loss) to average net assets:
   Before expense reimbursement/recoupment                                            0.92%    0.61%    0.19%    0.57%   (0.26%)
   After expense reimbursement/recoupment                                             0.89%    0.65%    0.19%    0.53%   (0.05%)(1)
   Portfolio turnover rate                                                              50%     100%     104%      62%      75%

(1) Effective April 6, 2006, the advisor contractually agreed to lower the net annual operating expense limit to 1.15%.
(2) Does not include expenses of the investment companies in which the Predecessor Fund invested.

                        THE ADVISORS' INNER CIRCLE FUND

                                   WHG FUNDS

INVESTMENT ADVISER

Westwood  Management  Corp.
200  Crescent  Court,  Suite  1200
Dallas, Texas 75201

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated __________, 2011, includes detailed information about the Fund and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Fund's managers about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL AND SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:     1-877-FUND-WHG (1-877-386-3944)

BY MAIL:          WHG Funds
                  P.O.  Box  219009
                  Kansas  City,  MO  64121-9009

BY  INTERNET:     www.whgfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.
                                                                   [INSERT CODE]

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE
SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.


                      STATEMENT OF ADDITIONAL INFORMATION

                            WHG DIVIDEND GROWTH FUND

                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                               ___________, 2011

                              INVESTMENT ADVISER:
                           WESTWOOD MANAGEMENT CORP.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the WHG Dividend Growth Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectus dated ______, 2011. Capitalized terms not defined herein are defined in the prospectus.

The financial statements of the Predecessor Fund (defined below under "The
Trust - History of the Fund"), including the financial highlights for the fiscal year ended June 30, 2010, as presented in the 2010 Annual Report to Shareholders and the report to shareholders thereon of Tait, Weller & Baker LLP, the Predecessor Fund's independent registered public accounting firm, appearing therein, are incorporated by reference into this SAI. A copy of the Predecessor Fund's 2010 Annual Report to Shareholders accompanies the delivery of this SAI. Shareholders may obtain copies of the Fund's prospectus, the Predecessor Fund's Annual Report, and the Fund's Annual and Semi-Annual Reports (when available) free of charge by writing to the Trust at P.O. Box 219009, Kansas City, MO 64121 or calling the Fund at 1-877-FUND-WHG.

                               TABLE OF CONTENTS
                               -----------------

THE TRUST .....................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES ................1
DESCRIPTION OF PERMITTED INVESTMENTS ..........................................2
INVESTMENT LIMITATIONS .......................................................12
THE ADVISER ..................................................................15
THE PORTFOLIO MANAGER ........................................................16
THE ADMINISTRATOR ............................................................17
THE DISTRIBUTOR ..............................................................18
PAYMENTS TO FINANCIAL INTERMEDIARIES .........................................18
THE TRANSFER AGENT ...........................................................19
THE CUSTODIAN ................................................................19
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................................19
LEGAL COUNSEL ................................................................19
TRUSTEES AND OFFICERS OF THE TRUST ...........................................19
PURCHASING AND REDEEMING SHARES ..............................................27
DETERMINATION OF NET ASSET VALUE .............................................27
TAXES ........................................................................28
FUND TRANSACTIONS ............................................................33
PORTFOLIO HOLDINGS ...........................................................35
DESCRIPTION OF SHARES ........................................................36
SHAREHOLDER LIABILITY ........................................................36
LIMITATION OF TRUSTEES' LIABILITY ............................................36
PROXY VOTING .................................................................36
CODES OF ETHICS ..............................................................36
5% AND 25% SHAREHOLDERS ......................................................37
APPENDIX A - DESCRIPTION OF RATINGS .........................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES ...........................B-1

________, 2011                                                     [INSERT CODE]

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The
Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its: (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

HISTORY OF THE FUND. The Fund is the successor to the McCarthy Multi-Cap Stock Fund (the "Predecessor Fund"), a separate registered investment company. The Predecessor Fund was managed by McCarthy Group Advisors, L.L.C. ("McCarthy"). McCarthy was responsible for the day-to-day management of the Predecessor Fund, which had a substantially similar investment objective, investment strategies, policies and restrictions as those of the Fund. The Predecessor Fund's date of inception was August 6, 2001. The Predecessor Fund reorganized into the Fund on _______, 2011. Substantially all of the assets of the Predecessor Fund were acquired by the Fund in connection with its commencement of operations on , 2011 (the "Reorganization").

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective and principal investment strategies are described in the Fund's prospectus. The Fund is classified as a "diversified" investment company under the 1940 Act. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

WHG DIVIDEND GROWTH FUND. The Fund seeks to invest primarily in the stocks of domestic and foreign companies of any size, from larger, well-established companies, which are preferred by the Fund's adviser, Westwood Management Corp. (the "Adviser" or "Westwood"), to smaller companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing (dividend paying) equity securities. The Fund will not borrow for investment purposes. The Adviser pursues the Fund's objective by investing primarily in the stocks of companies that exhibit the potential for significant long-term appreciation. The Fund may invest up to 50% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, including American Depositary Receipts. The Fund may also invest up to 10% of its net assets in fixed-income obligations (i.e., U.S. Treasury and agency obligations, corporate debt securities and convertible bonds). These securities will predominantly be rated at least "investment grade" by one of the nationally recognized statistical ratings organizations or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 5% of its net assets in fixed-income securities rated below investment grade ("junk bonds" or "high-yield securities"). Additionally, the Fund may invest in exchange-traded funds ("ETFs"). Investments in equity ETFs are included in the Fund's 80% investment in stocks. The Adviser generally makes use of fundamental analytical techniques in its investment process to determine which particular stocks to purchase and sell, and will consider the sale of securities from the Fund's portfolio when the reasons for the original purchase no longer apply.

The Fund may also invest in Real Estate Investment Trusts ("REITs"). The Fund will typically invest up to 5% of its net assets in REITs, but can invest a higher percentage in REITs if REIT valuations and fundamental prospects are compelling. The Fund will not invest more than 20% of its net assets in REITs.

In addition, the Fund may use index options and individual stock options for various portfolio strategies. At any one time, the combined value of options may be up to 5% of the Fund's net assets.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors.

AMERICAN DEPOSITARY RECEIPTS. ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United
States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of the Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ROYALTY TRUSTS. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

o EXCHANGE-TRADED FUNDS. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs , DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares . The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o MICRO, SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MASTER LIMITED PARTNERSHIPS. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as us. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

FIXED INCOME SECURITIES. Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Description of Ratings" to this SAI.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. While other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality, as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities.
Maturities  on  these  issues  vary  from  a  few  to  270  days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available,
Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange
Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Claymore, Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and marked-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objectives, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (i.e., within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value, as determined in good faith, pursuant to procedures approved by the Trust's Board. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not hold more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not freely be sold to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objective, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES. As is consistent with the Fund's investment objective, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The  Fund  may  not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES
In addition to the Fund's investment objective, the following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

The  Fund  may  not:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services (for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and (ii) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

In addition, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing (dividend paying) equity securities.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitation as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation as soon as reasonably practicable.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING.  The  1940  Act  presently  allows  a  fund  to  borrow from any bank
(including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund will not purchase or sell real estate, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs).

COMMODITIES. The Fund will not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

GENERAL. Westwood, a New York corporation formed in 1983, located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of September 30, 2010, the Adviser had approximately $9.876 billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement dated December 16, 2005 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's average daily net assets. This contractual fee waiver may not be terminated or changed without the consent of shareholders. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and 1.00% to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period.

For the fiscal years ended June 30, 2008, 2009 and 2010, the Predecessor Fund paid the following investment advisory fees to McCarthy:

                                                      MANAGEMENT FEES
                                      PAID DURING FISCAL YEARS ENDED JUNE 30,(1)
                                              2010          2009         2008
--------------------------------------------------------------------------------
MANAGEMENT FEES ACCRUED                     $340,216      $251,236     $270,584
--------------------------------------------------------------------------------
Management Fees Waived                          -         ($14,558)     ($1,164)
--------------------------------------------------------------------------------
Management Fees Recouped                     $15,722          -             -
                                            --------      --------     --------
--------------------------------------------------------------------------------
Management Fee Paid                         $355,938      $236,678     $269,420
                                            ========      ========     ========
--------------------------------------------------------------------------------

(1) Prior to the Reorganization, the Predecessor Fund was party to an investment advisory agreement with McCarthy pursuant to which McCarthy was entitled to receive a monthly management fee that calculated at the annual rate of 0.75% on the Predecessor Fund's average daily net assets up to $20 million, and 0.60% on the Predecessor Fund's average daily net assets over $20 million. For the fiscal year ended June 30, 2010, McCarthy received advisory fees (net of any waivers) of 0.69% of the Predecessor Fund's average daily net assets, which includes recoupment equal to 0.03% of the Predecessor Fund's average daily net assets.

THE  PORTFOLIO  MANAGER

This section includes information about the Fund's portfolio manager, including information about other accounts managed, the dollar range of Fund shares owned and compensation.

COMPENSATION. The Adviser compensates the Fund's portfolio manager for managing the Fund. The Fund's portfolio manager's compensation consists of a fixed cash salary and employer 401(k) matching contributions. The portfolio manager is also paid a discretionary cash bonus and a restricted stock award which takes into account performance of the products he manages, including the Fund and other accounts, and profitability of the firm.

FUND SHARES OWNED BY PORTFOLIO MANAGER. The Fund is required to disclose the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act").


PORTFOLIO MANAGER             FUND NAME                       DOLLAR RANGE OF SHARES OWNED*
-------------------------------------------------------------------------------------------
Richard L. Jarvis             WHG Dividend Growth Fund        Over $1,000,000
-------------------------------------------------------------------------------------------

*     Information  provided  as  of          ,  2011.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2010.

-------------------- ----------------------------------- ------------------------------------ --------------------------------------
                                REGISTERED                         OTHER POOLED
                            INVESTMENT COMPANIES                 INVESTMENT VEHICLES                     OTHER ACCOUNTS
-------------------- ---------------- ------------------ ---------------- ------------------- ---------------- ---------------------
                        NUMBER OF      TOTAL ASSETS(1)      NUMBER OF      TOTAL ASSETS(1)       NUMBER OF        TOTAL ASSETS(1)
      NAME              ACCOUNTS        ($ MILLIONS)        ACCOUNTS         ($ MILLIONS)        ACCOUNTS           ($ MILLIONS)
-------------------- ---------------- ------------------ ---------------- ------------------- ---------------- ---------------------

Richard L. Jarvis           1            $63.0                  3            $92.4                   14              $56.2
------------------------------------------------------------------------------------------------------------------------------------


CONFLICTS OF INTERESTS. The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser's trade allocation policy is to aggregate client transactions, including the Fund's, where possible when it is believed that such aggregation may facilitate the Adviser's duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client's participation in the transaction. The account's pre-determined participation in the transaction. The Adviser's policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002 and as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION  FEES  PAID  TO  THE  ADMINISTRATOR.  For  its services under the
Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

--------------------------------------------------------------------------------
    FEE (AS A PERCENTAGE OF AGGREGATE
          AVERAGE ANNUAL ASSETS)                 FUND'S AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
                 0.12%                                   First $100 million
--------------------------------------------------------------------------------
                 0.08%                                   $100 - $300 million
--------------------------------------------------------------------------------
                 0.06%                                   $300 - $850 million
--------------------------------------------------------------------------------
                 0.04%                                   Over $850 million

--------------------------------------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $100,000 for the Westwood Management Corp. fund complex, and is applicable to each portfolio within the fund complex.

o For each additional class of shares of a fund established after the initial (1) class of shares per fund, the minimum annual fee will be increased by $15,000.

The fees outlined above will remain in place for a period of five (5) years. Because the Fund is new, as of the date of this SAI, the Fund had not paid any administration fees.

For the fiscal years ended June 30, 2008, 2009 and 2010, the Predecessor Fund paid the following administration fees to its administrator:

--------------------------------------------------------------------------------
                               ADMINISTRATOR FEES
                    PAID DURING FISCAL YEARS ENDED JUNE 30,(1)
--------------------------------------------------------------------------------
            2010                     2009                     2008
--------------------------------------------------------------------------------
          $62,043                  $44,249                  $48,115
--------------------------------------------------------------------------------

(1) Prior to the Reorganization, the Predecessor Fund paid administration fees under a different administration agreement.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PAYMENTS  TO  FINANCIAL  INTERMEDIARIES

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or its affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

U.S. Bank National Association, 800 Nicollett Mall, Minneapolis, Minnesota 55402-4302 (the "Custodian"), serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Fund. Ernst & Young LLP performs annual audits of the Fund's financial statements and provides other audit, tax and related services for the Fund.

LEGAL  COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks (i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the
Fund). The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of the Fund, at which time certain of the Fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund's Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.
Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund's investments, including, for example, portfolio holdings schedules and reports on the Adviser's use of derivatives in managing the Fund, if any, as well as reports on the Fund's investments in ETFs, if any.

The Trust's Chief Compliance Officer regularly reports to the Board to review and discuss compliance issues and Fund, as well as Fund and Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. The independent registered public accounting firm annually reviews with the Audit Committee its audit of the Fund's financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund's investment management and business affairs are carried out by or through the Fund's Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board;
presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.



----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Robert Nesher                 Chairman of      SEI employee 1974 to           Trustee of The Advisors' Inner Circle Fund II,
(08/17/46)                    the Board of     present; currently performs    Bishop Street Funds, SEI Daily Income Trust,
                              Trustees(1)      various services on behalf     SEI Institutional International Trust, SEI
                              (since 1991)     of SEI Investments for         Institutional Investments Trust, SEI
                                               which Mr. Nesher is            Institutional Managed Trust, SEI Liquid
                                               compensated. President and     Asset Trust, SEI Asset Allocation Trust and
                                               Director of SEI Opportunity    SEI Tax Exempt Trust. Director of SEI Global
                                               Fund, L.P. and SEI             Master Fund plc, SEI Global Assets Fund plc,
                                               Structured Credit Fund, LP.    SEI Global Investments Fund plc, SEI
                                               President and Chief            Investments--Global Funds Services, Limited,
                                               Executive Officer of SEI       SEI Investments Global, Limited, SEI
                                               Alpha Strategy Portfolios,     Investments (Europe) Ltd., SEI Investments--
                                               LP, June 2007 to present.      Unit Trust Management (UK) Limited, SEI Multi-
                                                                              Strategy Funds PLC, SEI Global Nominee Ltd.
                                                                              and SEI Alpha Strategy Portfolios, LP.
----------------------------------------------------------------------------------------------------------------------------
William M. Doran              Trustee(1)       Self-Employed Consultant       Trustee of The Advisors' Inner Circle Fund II,
(05/26/40)                    (since 1991)     since 2003. Partner at         Bishop Street Funds, SEI Daily Income Trust,
                                               Morgan, Lewis & Bockius LLP    SEI Institutional International Trust, SEI
                                               (law firm) from 1976 to        Institutional Investments Trust, SEI
                                               2003, counsel to the           Institutional Managed Trust, SEI Liquid
                                               Trust, SEI Investments, SIMC,  Asset Trust, SEI Asset Allocation Trust
                                               the Administrator and the      and SEI Tax Exempt Trust. Director of SEI
                                               Distributor.                   Alpha Strategy Portfolios, LP. since June 2007.
                                                                              Director of SEI Investments (Europe), Limited,
                                                                              SEI Investments--Global Funds Services,
                                                                              Limited, SEI Investments Global, Limited, SEI
                                                                              Investments (Asia), Limited and SEI Asset
                                                                              Korea Co., Ltd. Director of the Distributor
                                                                              since 2003.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom            Trustee          Self-Employed Business         Trustee of The Advisors' Inner Circle Fund II
(08/20/34)                    (since 2005)     Consultant, Business           and Bishop Street Funds; Director of Oregon
                                               Projects Inc.                  Transfer Co.
                                               since 1997.
----------------------------------------------------------------------------------------------------------------------------
John K. Darr                  Trustee          Retired. CEO, Office of        Trustee of The Advisors' Inner Circle Fund II
(08/17/44)                    (since 2008)     Finance, Federal Home Loan     and Bishop Street Funds, Director of Federal
                                               Bank, from 1992 to 2007.       Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                              (non-profit developer of affordable housing
                                                                              for ownership). Director, MortgageIT
                                                                              Holdings, Inc. (December 2005-January 2007).
----------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson           Trustee          Private investor and           Trustee of The Advisors' Inner Circle Fund II,
(03/01/42)                    (since 2005)     self-employed consultant       Bishop Street Funds, SEI Asset Allocation
                                               (strategic developments).      Trust, SEI Daily Income Trust, SEI Institutional
                                                                              International Trust, SEI Institutional Managed
                                                                              Trust, SEI Institutional Investments Trust,
                                                                              SEI Liquid Asset Trust, SEI Tax Exempt Trust
                                                                              and SEI Alpha Strategy Portfolios, LP. Director,
                                                                              Federal Agricultural Mortgage Corporation
                                                                              (Farmer Mac) since 1997. Trustee, Citizen
                                                                              Funds (1998-2006). Director, The FBR Rushmore
                                                                              Funds (2002-2005). Trustee, Diversified
                                                                              Investors Portfolios (2006-2008).
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                 POSITION
                              WITH TRUST AND
          NAME AND                LENGTH           PRINCIPAL OCCUPATIONS                OTHER DIRECTORSHIPS HELD
       DATE OF BIRTH              OF TERM           IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian            Trustee          Vice President, Compliance,    Trustee of The Advisors' Inner Circle Fund II
(01/23/43)                    (since 2005)     AARP Financial Inc. since      and Bishop Street Funds.
                                               2008. Self-Employed Legal
                                               and Financial Services
                                               Consultant since 2003.
                                               Counsel (in-house) for
                                               State Street Bank from 1995
                                               to 2003.
----------------------------------------------------------------------------------------------------------------------------
James M. Storey               Trustee          Attorney, Solo Practitioner    Trustee/Director of The Advisors' Inner
(04/12/31)                    (since 1994)     since 1994.                    Circle Fund II, Bishop Street Funds, U.S.
                                                                              Charitable Gift Trust, SEI Daily Income
                                                                              Trust, SEI Institutional International Trust,
                                                                              SEI Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid Asset
                                                                              Trust, SEI Asset Allocation Trust, SEI Tax
                                                                              Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                              L.P.
----------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee          Self-employed Consultant,      Trustee/Director of State Street Navigator
(11/13/42)                    (since 1999)     Newfound Consultants Inc.      Securities Lending Trust, The Advisors'
                                               since April 1997.              Inner Circle Fund II, Bishop Street Funds, SEI
                                                                              Opportunity Fund, L.P., SEI Structured
                                                                              Credit Fund, LP, SEI Daily Income Trust, SEI
                                                                              Institutional International Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Institutional Managed Trust, SEI Liquid
                                                                              Asset Trust, SEI Asset Allocation Trust, SEI
                                                                              Tax Exempt Trust and SEI Alpha Strategy
                                                                              Portfolios, LP; member of the independent
                                                                              review committee for SEI's Canadian-registered
                                                                              mutual funds.
----------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustee who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Funds since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

BOARD  COMMITTEES.  The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Darr, Johnson, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

     o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty-three (23) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan, currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------- --------------------------------------------------- ---------------------------------------------------
                                 DOLLAR RANGE OF FUND SHARES                       AGGREGATE DOLLAR RANGE OF SHARES
       NAME                               (FUND)                                    (ALL FUNDSIN FUND COMPLEX) (1)
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------- --------------------------------------------------- ---------------------------------------------------
       Doran                                 None                                                None
--------------------- --------------------------------------------------- ---------------------------------------------------
       Nesher                                None                                                None
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------- --------------------------------------------------- ---------------------------------------------------
      Carlbom                                None                                                None
--------------------- --------------------------------------------------- ---------------------------------------------------
        Darr                                 None                                                None
--------------------- --------------------------------------------------- ---------------------------------------------------
      Johnson                                None                                                None
--------------------- --------------------------------------------------- ---------------------------------------------------
     Krikorian                               None                                                None
--------------------- --------------------------------------------------- ---------------------------------------------------
       Storey                                None                                                None
--------------------- --------------------------------------------------- ---------------------------------------------------
      Sullivan                               None                                                None
--------------------- --------------------------------------------------- ---------------------------------------------------

1     The "Fund Complex" includes the Trust, The Advisors' Inner Circle Fund II and Bishop Street Funds.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
                                                 PENSION OR RETIREMENT     ESTIMATED ANNUAL
                                               BENEFITS ACCRUED AS PART     BENEFITS UPON         TOTAL COMPENSATION FROM THE TRUST
      NAME           AGGREGATE COMPENSATION       OF FUND EXPENSES             RETIREMENT               AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
      Doran                 $0                           n/a                       n/a            $0 for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
      Nesher                $0                           n/a                       n/a            $0 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
     Carlbom               $39,644                       n/a                       n/a            $39,644 for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
       Darr                $39,644                       n/a                       n/a            $39,644 for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
     Johnson               $39,644                       n/a                       n/a            $39,644 for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
    Krikorian              $39,644                       n/a                       n/a            $39,644 for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
      Storey               $39,644                       n/a                       n/a            $39,644 for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------
     Sullivan              $39,644                       n/a                       n/a            $39,644 for service on (1) board
------------------- ----------------------- ------------------------------ --------------------- -----------------------------------


1          The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, and the principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments
Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


------------------------------------------------------------------------------------------------------------------------------
       Name and            Position with Trust                                                          Other Directorships
     Date of Birth         and Length of Term           Principal Occupations in Past 5 Years                  Held
------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson           President           Managing Director of SEI Investments since 2006.    None.
(03/12/64)                   (since 2008)         Vice President and Assistant Secretary of the
                                                  Administrator from 2004 to 2006.  General Counsel
                                                  of Citco Mutual Fund Services from 2003 to 2004.
                                                  Vice President and Associate Counsel for the
                                                  Oppenheimer Funds from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------
Michael Lawson            Treasurer, Controller   Director, SEI Investments, Fund Accounting since    None.
(10/08/60)                 and Chief Financial    July 2005. Manager, SEI Investments, Fund
                                 Officer          Accounting from April 1995 to February 1998 and
                              (since 2005)        November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
       Name and            Position with Trust                                                          Other Directorships
     Date of Birth         and Length of Term           Principal Occupations in Past 5 Years                  Held
------------------------------------------------------------------------------------------------------------------------------
Russell Emery               Chief Compliance      Chief Compliance Officer of SEI Structured Credit   None.
(12/18/62)                       Officer          Fund, LP and SEI Alpha Strategy Portfolios, LP
                              (since 2006)        since June 2007. Chief Compliance Officer of SEI
                                                  Opportunity Fund, L.P., SEI Institutional Managed
                                                  Trust, SEI Asset Allocation Trust, SEI
                                                  Institutional International Trust, SEI
                                                  Institutional Investments Trust, SEI Daily Income
                                                  Trust, SEI Liquid Asset Trust and SEI Tax Exempt
                                                  Trust since March 2006. Director of Investment
                                                  Product Management and Development, SEI
                                                  Investments, since February 2003; Senior
                                                  Investment Analyst - Equity Team, SEI
                                                  Investments, from March 2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------
Carolyn Mead               Vice President and     Counsel at SEI Investments since 2007. Associate    None.
(07/08/57)                 Assistant Secretary    at Stradley, Ronon, Stevens & Young from 2004 to
                              (since 2007)        2007. Counsel at ING Variable Annuities from 1999
                                                  to 2002.
------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice President and     General Counsel and Secretary of SIMC and the       None.
(03/28/68)                 Assistant Secretary    Administrator since 2004.  Vice President of SIMC
                               (since 1999)       and the Administrator since 1999. Vice
                                                  President and Assistant Secretary of SEI
                                                  Investments since 2001. Assistant Secretary of
                                                  SIMC, the Administrator and the Distributor,
                                                  and Vice President of the Distributor from
                                                  1999 to 2003.
------------------------------------------------------------------------------------------------------------------------------
James Ndiaye                 Vice President       Vice President and Assistant Secretary of SIMC      None.
(09/11/68)               and Assistant Secretary  since 2005.  Vice President at Deutsche Asset
                              (since 2004)        Management from 2003 to 2004.  Associate at
                                                  Morgan, Lewis & Bockius LLP from 2000 to 2003.
------------------------------------------------------------------------------------------------------------------------------
Joseph Gallo                 Vice President       Counsel at SEI Investments since 2007. Associate    None.
(04/29/73)                    and Secretary       Counsel at ICMA-RC from 2004 to 2007.  Assistant
                              (since 2007)        Secretary of The VantageTrust Company in 2007.
                                                  Assistant Secretary of The Vantagepoint Funds
                                                  from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------
Andrew S. Decker               AML Officer        Compliance Officer and Product Manager of SEI       None.
(08/22/63)                    (since 2008)        Investments since 2005. Vice President of Old
                                                  Mutual Capital from 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------
Michael Beattie              Vice President       Director of Client Service at SEI since 2004.       None.
(03/13/65)                    (since 2009)
------------------------------------------------------------------------------------------------------------------------------
Keri Rohn                    Privacy Officer      Compliance Officer at SEI Investments since 2003.   None.
(8/24/80)                     (since 2009)
------------------------------------------------------------------------------------------------------------------------------

PURCHASING  AND  REDEEMING  SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION  OF  NET  ASSET  VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter ("OTC") market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's pricing cycle.

OTC securities held by the Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Adviser based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Fund are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. If the last quoted value of the index is not readily available, the swap agreement will be valued in good faith in accordance with procedures adopted by the Board. The value of foreign equity index and currency index swap agreements entered into by the Fund are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund value the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("90% Test"); (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships ("Asset Test").

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of their annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent either Fund fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

CERTAIN FUND INVESTMENTS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction.

The Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, the Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate.

The Fund's investment in master limited partnerships ("MLPs") is generally limited by the Asset Test so that not more than 25% of its total assets is invested in one or more MLPs.

The Fund may invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs will satisfy the qualifying income test with respect to the Fund's qualification as a RIC. The Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the requirements to be taxable as a RIC under the Code. The Fund anticipates monitoring its investments in such ETFs such that the Fund's non-qualifying income stays within acceptable limits, however, it is possible that such if such income is greater than anticipated that it could cause the Fund to inadvertently fail to qualify as a RIC.

The Fund may invest in foreign corporations that are "passive foreign investment companies" or "PFICs." PFICs are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Fund may attempt to limit and/or manage its holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs are not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

FOREIGN TAXES. Amounts realized by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, because of the Fund's limitation on investing less than 50% of its assets in foreign securities, it is not expected to qualify for this election.

OPTIONS TRANSACTIONS BY THE FUND. If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals (which prior to December 31, 2010, is 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend; (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder);
(iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income. Absent further legislation, the reduced rates for qualified dividend income will not apply for taxable years beginning after December 31, 2010.

Recent legislation, effective beginning in 2013, provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains. "Net investment income" does not include exempt-interest dividends.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy. Absent further legislation, long-term capital gains will be taxable at a 20% tax rate (18% for assets held for more than 5 years) for taxable years beginning after December 31, 2010.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.
Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

FUND  TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended June 30, 2008, 2009 and 2010, the Predecessor Fund paid the following aggregate brokerage commissions on portfolio transactions:

--------------------------------------------------------------------------------
                        AGGREGATE BROKERAGE COMMISSIONS
                    PAID DURING FISCAL YEARS ENDED JUNE 30,
--------------------------------------------------------------------------------
                         2010        2009         2008
--------------------------------------------------------------------------------
                       $54,952     $117,219     $102,660
--------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The table below indicates the portion of the Predecessor Fund's aggregate brokerage for the fiscal year ended June 30, 2010 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Predecessor Fund with research services.

--------------------------------------------------------------------------------
                        FISCAL YEAR ENDED JUNE 30, 2010
--------------------------------------------------------------------------------
DOLLAR VALUE OF SECURITIES TRADED     RELATED SOFT DOLLAR BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
           $45,180,599                                $53,552
--------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended June 30, 2008, 2009 and 2010, the Predecessor Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Because the Fund is new, as of the date of this SAI, the Fund does not hold any securities of regular brokers and dealers.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal years ended June 30, 2009 and 2010, the Predecessor Fund's portfolio turnover rate was as follows:

--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
                       DURING FISCAL YEARS ENDED JUNE 30
--------------------------------------------------------------------------------
                    2010                              2009
--------------------------------------------------------------------------------
                     50%                              100%
--------------------------------------------------------------------------------

PORTFOLIO  HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Fund provides information about its complete portfolio holdings, within 10 days of the end of each calendar quarter, on the internet at http://www.whgfunds.com.

The Fund's policies and procedures provide that the Authorized Person, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

The Trust's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

In addition, the Fund's service providers, such as the Custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION  OF  SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER  LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION  OF  TRUSTEES'  LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX: (i) without charge, upon request, by calling 1-877-FUND-WHG and (ii) on the SEC's website at http://www.sec.gov.

CODES  OF  ETHICS

The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. Access Persons are prohibited from engaging in personal securities transactions in securities that are held by the Fund. In addition, all Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of [DATE], 2011, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Fund. Persons owing of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act.


FUND               NAME               ADDRESS            PERCENTAGE OF OWNERSHIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      APPENDIX A - DESCRIPTION OF RATINGS

                                    RATINGS



The  following  descriptions  are  summaries  of  published  ratings.

DESCRIPTION  OF  COMMERCIAL  PAPER  RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S  SHORT-TERM  MIG/VMIG  RATINGS  -  US  TAX-EXEMPT  MUNICIPALS.

There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG  1/VMIG 1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG  2/VMIG  2     This  designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG  3/VMIG  3     This  designation  denotes  favorable  quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG  4/VMIG 4     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     o Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P  note  rating  symbols  are  as  follows:

SP-1          Strong  capacity  to  pay  principal  and  interest.  Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2          Satisfactory  capacity  to  pay  principal  and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION  OF  CORPORATE  BOND  RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

BAA Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.
Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.
Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign
Rating  for  Bank  Deposits  for  the  country  in  which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

Moody's makes no representation that rated bank or insurance company obligations are exempt from the registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH  INC.  ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B -PROXY VOTING POLICIES AND PROCEDURES

SF/358836.1
                           WESTWOOD MANAGEMENT CORP.
                    POLICIES AND PROCEDURES FOR PROXY VOTING

                                     Policy
                                     ------


Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, we agree with Glass Lewis's recommendations, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it in the best interest of our clients.

RESPONSIBILITY

Westwood's Vice President, Senior Performance Analyst has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

                                   PROCEDURES

With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

PROXY  VOTING  RECORDS.

     o With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

VOTING  PROCEDURES

     o Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients.

     o All proxy materials that Westwood is responsible for voting on behalf of clients shall be forwarded to Broadridge;

     o Westwood's analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analyst may choose to vote differently than Glass Lewis if the analyst believes it is in the best interest of the client; o If Westwood chooses to vote differently than Glass Lewis, then Westwood will overwrite the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary;

     o Broadridge will complete the proxy and mail the proxy in a timely and appropriate manner.

DISCLOSURE

     o Westwood will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request a proxy voting summary information regarding how Westwood voted a client's proxies, and that clients may request a copy of these policies and procedures.

     o The Assistant Vice President, Senior Performance Analyst will also send a copy of this summary to all existing clients who have previously received Westwood's Disclosure Document; or the Assistant Vice President, Senior Performance Analyst may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT  REQUESTS  FOR  INFORMATION

     o All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Senior Performance Analyst.

     o In response to any request the Senior Performance Analyst will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Westwood voted the client's proxy with respect to each proposal about which client inquired.

VOTING  GUIDELINES

     o Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients. The Glass Lewis Proxy Voting Guidelines are attached as Exhibit H.

     o Westwood analysts will review the Glass Lewis proxy voting recommendations bi-monthly using the following guidelines:

     o Westwood will vote proxies in the best interests of each particular client.

     o Westwood's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

     o Clients are permitted to place reasonable restrictions on Westwood's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

CONFLICTS  OF  INTEREST

     o Westwood will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Westwood with the issuer of each security to determine if Westwood or any of its employees has any financial, business or personal relationship with the issuer.

     o If a material conflict of interest exists, the Assistant Vice President, Senior Performance Analyst will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through the objective means of voting consistent with the independent third party Glass Lewis voting recommendations.

     o Westwood will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING.

The Senior Performance Analyst shall retain the following proxy records in accordance with the SEC's five-year retention requirement:

     o    These policies and procedures and any amendments;

     o    A proxy voting summary from Broadridge;

     o Any document Westwood created that was material to making a decision to vote in opposition to Glass Lewis' recommendation, or that memorializes any such decision; and

     o A copy of each written request from a client for a proxy voting summary, and a copy of any written response.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:


(a)    Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the
       "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment
       No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-
       42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via
       EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(b)    Registrant's Amended and Restated By-Laws adopted as of December 12, 1996, and as amended August 12, 2009, are incorporated herein by reference to exhibit
       (b) of Post-Effective Amendment No. 116 to the Registrant's Registration
       Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
       Accession No. 0001135428-09-000641 on December 18, 2009.
(c)    Not Applicable.
(d)(1) Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit
       (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration
       Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
       Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(2) Expense Limitation Agreement dated March 1, 2008 between the Registrant and
       HGK Asset Management, Inc. is incorporated herein by reference to exhibit
       (d)(2) of Post-Effective Amendment No. 111 to the Registrant's Registration
       Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
       Accession No. 0001135428-09-000276 on July 2, 2009.
(d)(3) Revised Schedule A dated March 1, 2010 to the Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment
       No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-
       42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(4) Investment Advisory Agreement dated November 21, 1994 between the
       Registrant and AIG Global Investment Corp. (now, AIG Asset Management
       (U.S.), LLC) is incorporated herein by reference to exhibit (5)(f) of Post-
       Effective Amendment No. 28 to the Registrant's Registration Statement on Form
       N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
       0000950109-97-001691 on February 27, 1997.
(d)(5) Assignment and Assumption Agreement dated December 31, 2003 between AIG
       Capital Management Corp. and AIG Global Investment Corp. (now, AIG Asset
       Management (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31)
       of Post-Effective Amendment No. 69 to the Registrant's Registration Statement
       on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
       No. 0001135428-04-000095 on March 1, 2004.
(d)(6) Investment Advisory Agreement dated May 3, 1995 between the Registrant and
       First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-
       Effective Amendment No. 24 to the Registrant's Registration Statement on Form
       N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
       0000950109-96-001199 on February 28, 1996.
(d)(7) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory
       Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is




                                       1




        incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment
        No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.
(d)(8)  Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8)
        of Post-Effective Amendment No. 46 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
        No. 0001135428-01-500070 on June 22, 2001.
(d)(9)  Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 107 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28,
        2008.
(d)(10) Expense Limitation Agreement dated March 1, 2010 between the Registrant and
        LSV Asset Management is incorporated herein by reference to exhibit (d)(9) of
        Post-Effective Amendment No. 123 to the Registrant's Registration Statement on
        Form N-1A (File No.33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-10-000173 on April 30, 2010.
(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is
        incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment
        No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12) Amended Schedule A to the Investment Advisory Agreement dated June 24,
        2002 between the Registrant and Acadian Asset Management, Inc. (now Acadian
        Asset Management, LLC) is incorporated herein by reference to exhibit (d)(12)
        of Post-Effective Amendment No. 127 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
        No. 0001135428-10-000392 on September 3, 2010.
(d)(13) Form of Expense Limitation Agreement between the Registrant and Acadian
        Asset Management LLC to be filed by amendment.
(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Analytic Investors, LLC is incorporated herein by reference to exhibit (d)(12) of
        Post-Effective Amendment No. 90 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-06-000164 on April 26, 2006.
(d)(15) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of
        Post-Effective Amendment No. 55 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-02-000263 on August 30, 2002.
(d)(16) Amended Schedule A dated August 7, 2007 to the Investment Advisory
        Agreement dated June 24, 2002 between the Registrant and Cambiar Investors
        LLC is incorporated herein by reference to exhibit (d)(14) of Post-Effective
        Amendment No. 99 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-07-000376 on August 28, 2007.




                                       2




(d)(17) Expense Limitation Agreement dated September 1, 2010 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(15)
        of Post-Effective Amendment No. 126 to the Registrant's Registration Statement
        on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
        No. 0001135428-10-000336 on August 30, 2010.
(d)(18) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(19) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-
        Effective Amendment No. 55 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-02-000263 on August 30, 2002.
(d)(20) Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 116 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(d)(21) Expense Limitation Agreement dated March 1, 2008 between the Registrant and
        Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit
        (d)(17) of Post-Effective Amendment No. 116 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
        Accession No. 0001135428-09-000641 on December 18, 2009.
(d)(22) Investment Advisory Agreement dated June 24, 2002 between the Registrant and
        Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC)
        is incorporated herein by reference to exhibit (d)(27) of Post-Effective
        Amendment No. 55 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-02-000263 on August 30, 2002.
(d)(23) Amendment and Revised Schedule A dated June 1, 2010 to the Investment
        Advisory Agreement dated June 24, 2002 between the Registrant and Thompson,
        Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is
        incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment
        No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(d)(24) Investment Advisory Agreement dated January 29, 2010 between the Registrant and PNC Capital Advisors, LLC to be filed by amendment.
(d)(25) Investment Advisory Agreement dated May 28, 2004 between the Registrant and
        Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.
(d)(26) Expense Limitation Agreement dated March 1, 2008 between the Registrant and
        Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 111 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.




                                       3




(d)(27) Investment Advisory Agreement dated December 16, 2005 between the
        Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(d)(28) Schedule A dated December 16, 2005, as last amended November 10, 2010, to the Investment Advisory Agreement dated December 16, 2005 between the
        Registrant and Westwood Management Corp., is filed herewith.
(d)(29) Expense Limitation Agreement dated August 12, 2008 between the Registrant and Westwood Management Corp., relating to each series of the WHG Family of
        Funds (excluding the WHG Dividend Growth Fund), is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 109 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2,
        2009.
(d)(30) Revised Schedule A to the Expense Limitation Agreement dated August 12, 2008 between the Registrant and Westwood Management Corp., to be filed by amendment.
(d)(31) Form of Expense Limitation Agreement between the Registrant and Westwood
        Management Corp., relating to the WHG Dividend Growth Fund, to be filed by amendment.
(d)(32) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit
        (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
        Accession No. 0001135428-07-000007 on January 12, 2007.
(d)(33) Expense Limitation Agreement dated March 1, 2008 between the Registrant and
        Edgewood Management LLC is incorporated herein by reference to exhibit
        (d)(28) of Post-Effective Amendment No. 124 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
        Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(34) Investment Advisory Agreement dated September 21, 2009 between the
        Registrant and Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 115 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000594 on November 30, 2009.
(d)(35) Form of Expense Limitation Agreement between the Registrant and Pennant
        Management, Inc., relating to the USFS Funds U.S. Government Limited
        Duration Fund, is incorporated herein by reference to exhibit (d)(31) of Post-
        Effective Amendment No. 115 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-09-000594 on November 30, 2009.
(d)(36) Investment Advisory Agreement dated March 31, 2010 between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.
(d)(37) Expense Limitation Agreement dated March 10, 2010 between the Registrant and
        Sands Capital Management, LLC is incorporated herein by reference to exhibit
        (d)(31) of Post-Effective Amendment No. 123 to the Registrant's Registration




                                       4




        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
        Accession No. 0001135428-10-000173 on April 30, 2010.
(d)(38) Investment Advisory Agreement dated May 7, 2010 between the Registrant and
        Aviva Investors North America, Inc. is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 124 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(39) Revised Schedule A, as last revised August 11, 2010, to the Investment Advisory
        Agreement dated May 7, 2010 between the Registrant and Aviva Investors North
        America, Inc., is incorporated herein by reference to exhibit (d)(35) of Post-
        Effective Amendment No. 126 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-10-000336 on August 30, 2010.
(d)(40) Form of Expense Limitation Agreement between the Registrant and Aviva
        Investors North America, Inc., with respect to the Aviva Investors MAP(SM) 2015
        Fund, is incorporated herein by reference to exhibit (d)(33) of Post-Effective
        Amendment No. 118 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-10-000011 on January 20, 2010.
(d)(41) Form of Expense Limitation Agreement between the Registrant and Aviva
        Investors North America, Inc., with respect to the Aviva Investors High Yield
        Bond Fund and Aviva Investors Core Aggregate Fixed Income Fund, is
        incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment
        No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(e)(1)  Distribution Agreement dated November 14, 1991, as amended and restated
        August 8, 1994, between the Registrant and SEI Financial Services Company
        (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
        Accession No. 0000950109-96-001199 on February 28, 1996.
(e)(2)  Distribution Agreement dated November 14, 1991, as amended and restated
        November 12, 2002, between the Registrant and SEI Investments Distribution
        Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February
        28, 2003.
(e)(3)  Form of Amendment No. 1 to the Distribution Agreement dated November 14,
        1991, as amended and restated November 12, 2002 between the Registrant and
        SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment
        No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(e)(4)  Amended and Restated Sub-Distribution and Servicing Agreement dated
        November 10, 1997 between SEI Investments Company and AIG Equity Sales
        Corporation is incorporated herein by reference to exhibit (6)(c) of Post-Effective
        Amendment No. 32 to the Registrant's Registration Statement on Form N-1A




                                       5




       (File No. 33-42484), filed with the SEC via EDGAR Accession No.
       0001047469-98-008087 on February 27, 1998.
(e)(5) Revised Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the
       Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-
       50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(f)    Not Applicable.
(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and
       CoreStates Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the
       Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February
       27, 1997.
(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12,
       1991 between the Registrant and First Union National Bank (now, U.S. Bank,
       National Association) is incorporated herein by reference to exhibit (g)(4) of
       Post-Effective Amendment No. 51 to the Registrant's Registration Statement on
       Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
       0001135428-02-000175 on June 14, 2002.
(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National
       Association (now U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the
       Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1,
       2004.
(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now
       U.S. Bank, National Association) assigning the Custodian Agreement to U.S.
       Bank, National Association is incorporated herein by reference to exhibit (g)(5)
       of Post-Effective Amendment No. 92 to the Registrant's Registration Statement
       on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
       No. 0001135428-06-000367 on August 28, 2006.
(g)(5) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12,
       1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the
       Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30,
       2007.
(g)(6) Custodian Agreement dated June 26, 2001 between the Registrant and Union
       Bank of California, N.A. is incorporated herein by reference to exhibit (g)(3) of
       Post-Effective Amendment No. 51 to the Registrant's Registration Statement on
       Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
       0001135428-02-000175 on June 14, 2002.
(g)(7) Custodian Agreement dated November 13, 2007 between the Registrant and
       Union Bank of California, N.A. to be filed by amendment.
(g)(8) Custody Agreement dated February 3, 2003 between the Registrant and National
       City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective
       Amendment No. 66 to the Registrant's Registration Statement on Form N-1A




                                       6




        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-03-000264 on April 30, 2003.
(g)(9)  Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated
        February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December
        29, 2003.
(g)(10) Custody Agreement between the Registrant and The Northern Trust Company to be filed by amendment.
(h)(1)  Administration Agreement dated November 14, 1991, as amended and restated
        November 12, 2002, between the Registrant and SEI Investments Global Funds
        Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective
        Amendment No. 62 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-03-000108 on February 28, 2003.
(h)(2)  Consent to Assignment and Assumption of Administration Agreement dated June
        1, 1996 between the Registrant and SEI Financial Management Corporation
        (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February
        27, 1997.
(h)(3)  Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder
        Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 98 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15,
        2007.
(h)(4)  AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and
        Services Agreement dated October 1, 2000, as amended and restated February
        21, 2001, between the Registrant and Forum Shareholder Services, LLC (now,
        Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(64) of
        Post-Effective Amendment No. 68 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-03-000630 on December 29, 2003.
(h)(5)  Transfer Agency and Service Agreement dated January 15, 2003 between the
        Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28,
        2003.
(h)(6)  AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and
        Service Agreement dated January 15, 2003 between the Registrant and State
        Street Bank and Trust Company is incorporated herein by reference to exhibit
        (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR
        Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(7)  Transfer Agency Agreement dated February 5, 2004 between the Registrant and
        DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-




                                       7




        Effective Amendment No. 70 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-04-000127 on March 17, 2004.
(h)(8)  Amended Exhibit D dated April 2007 to the Transfer Agency Agreement dated
        February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(29) of Post-Effective Amendment No. 97 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30,
        2007.
(h)(9)  Amended Exhibit D to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc., to be filed by amendment.
(h)(10) Amendment to the Transfer Agency Agreement dated February 5 2004 between the Registrant and DST Systems, Inc., as approved by the Board of Trustees in
        February 2010, to be filed by amendment.
(h)(11) Transfer Agency Agreement dated May 31, 2007 between the Registrant and
        UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of
        Post-Effective Amendment No. 99 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-07-000376 on August 28, 2007.
(h)(12) Shareholder Services Plan, relating to the Institutional Class Shares of the
        Cambiar Opportunity Fund and the Cambiar International Fund, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16,
        2004.
(h)(13) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood
        Growth Fund, is incorporated herein by reference to exhibit (h)(42) of Post-
        Effective Amendment No. 89 to the Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-06-000148 on April 14, 2006.
(h)(14) Shareholder Services Plan, relating to the Institutional Shares of the WHG
        SmidCap Fund and WHG SmallCap Value Fund, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November
        15, 2007.
(h)(15) Shareholder Services Plan, relating to the Investor Class Shares of the Sands
        Capital Global Growth Fund, is incorporated herein by reference to exhibit
        (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1,
        2010.
(i)     Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.
(j)     Consent of independent registered public accountants, to be filed by amendment.
(k)     Not Applicable.
(l)     Not Applicable.
(m)(1)  Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment
        No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.




                                       8




(m)(2)  Schedule A, as last amended August 11, 2010, to the Distribution Plan dated
        August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 126 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
 (m)(3) Distribution Plan dated September 17, 2002 and Schedule A dated September 17,
        2002, as amended, relating to Investor Shares of the Rice Hall James Mid Cap
        Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post-Effective
        Amendment No. 74 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-04-000242 on June 1, 2004.
 (m)(4) Amended Schedule A dated November 13, 2007 to the Distribution Plan dated
        September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap
        Portfolio, is incorporated herein by reference to exhibit (m)(4) of Post-Effective
        Amendment No. 111 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-09-000276 on July 2, 2009.
 (n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007
        (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No.
        127 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.
 (n)(2) Revised Schedule F to the Registrant's Amended and Restated Rule 18f-3 Plan
        dated February 21, 2007, to be filed by amendment.
 (o)    Not Applicable.
 (p)(1) Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November
        15, 2007.
 (p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated October 23, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment
        No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC on March 1, 2010.
 (p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment
        No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
 (p)(4) Analytic Investors, LLC Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment
        No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
 (p)(5) Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28,
        2008.




                                       9




(p)(6)  Investment Counselors of Maryland, LLC Revised Code of Ethics dated March
        13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective
        Amendment No. 97 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-07-000146 on April 30, 2007.
(p)(7)  C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30,
        2007.
(p)(8)  Thompson, Siegel & Walmsley, LLC Revised Code of Ethics to be filed by amendment.
(p)(9)  First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment
        No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(10) Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit (p)(12) of Post-Effective
        Amendment No. 97 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-07-000146 on April 30, 2007.
(p)(11) AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September
        13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective
        Amendment No. 100 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-07-000518 on November 15, 2007.
(p)(12) Rice Hall James & Associates, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30,
        2010.
(p)(13) Acadian Asset Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 126 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30,
        2010.
(p)(14) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment
        No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(15) Edgewood Management LLC Revised Code of Ethics to be filed by amendment.
(p)(16) PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment
        No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC on March 1, 2010.
(p)(17) Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 112 to the Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000365 on August 21, 2009.




                                       10




(p)(18) Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000009 on January 15,
        2010.
(p)(19) Aviva Investors North America, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 118 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000011 on January 20,
        2010.
(p)(20) SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment
        No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(q)     Powers of Attorney dated August 2010 for Ms. Betty L. Krikorian and Messrs.
        Robert A. Nesher, Michael Lawson, William M. Doran, John K. Darr, George J.
        Sullivan, Jr., Charles E. Carlbom, James M. Storey, Philip T. Masterson and
        Mitchell A. Johnson are incorporated herein by reference to exhibit q of Post-
        Effective Amendment No. 126 to the Registrant's Registration Statement on
        Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
        0001135428-10-000336 on August 30, 2010.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Acadian Asset Management LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.



  Name and Position                                         Connection with
   with Investment         Name of Other Company             Other Company
      Adviser
------------------------ --------------------------- ---------------------------
Gary Bergstrom,          Acadian Asset Management
Chairman, Member of                                  Director, asset management
Board of Managers        (Singapore) Pte Ltd
------------------------ --------------------------- ---------------------------
John Chisholm,
Executive Vice           Acadian Asset Management
President, CIO,                                      Director, asset management
Member of Board of       (UK) Ltd
Managers
------------------------ --------------------------- ---------------------------
Churchill Franklin,      Acadian Asset Management    Director, asset management
Executive Vice           (UK) Ltd
                         --------------------------- ---------------------------
President, Member of     Acadian Asset Management    Director, asset management
Board of Managers        (Australia) Ltd
                         --------------------------- ---------------------------
                         Acadian Cayman Limited G.P. Director, asset management
------------------------ --------------------------- ---------------------------
Ronald Frashure, Chief   Acadian Asset Management
Executive Officer,       (Singapore) Pte Ltd         Director, asset management
                         --------------------------- ---------------------------
President, Member of
Board of Managers        Acadian Cayman Limited G.P. Director, asset management
------------------------ --------------------------- ---------------------------
Mark Minichiello,
Senior Vice President,
Chief Financial Officer, Acadian Asset Management    Director, asset management
Treasurer, Secretary,    (UK) Ltd
Member of Board of
Managers
------------------------ --------------------------- ---------------------------
Raymond Mui, Senior
Vice President,
Member of Board of       Acadian Cayman Limited G.P. Director, asset management
Managers
------------------------ --------------------------- ---------------------------
Ross Dowd, Senior
Vice President, Head of
Client Service, Member
of Board of Managers
------------------------ --------------------------- ---------------------------
James Wylie, Executive   Acadian Asset Management    Director, asset management
Vice President,          (UK) Ltd
                         --------------------------- ---------------------------
Member of Board of
Managers                 Acadian Cayman Limited G.P. Director, asset management
------------------------ --------------------------- ---------------------------
Linda Gibson, Member     Executive Vice President,   Affiliated Directorships
------------------------ --------------------------- ---------------------------




                                       12




  Name and Position                                         Connection with
   with Investment         Name of Other Company             Other Company
      Advise
-------------------- --------------------------------- ---------------------------
of Board of Managers Secretary and General Counsel -
                     Old Mutual (US) Holdings Inc.
                     (a holding company);
                     Larch Lane Advisors, LLC (an
                     investment adviser);
                     2100 Xenon Group LLC (an
                     investment adviser);
                     Acadian Asset Management LLC
                     (an investment adviser);
                     Old Mutual Asset Management
                     Trust Company (a trust
                     company)
-------------------- --------------------------------- ---------------------------
Thomas Turpin,       Executive Vice President and
Member of Board of   Chief Operating Officer - Old
Managers             Mutual (US) Holdings Inc. (a
                     holding company); Old Mutual
                     Funds III (a registered
                     investment company);
                     Old Mutual Capital, Inc. (an
                     investment adviser);
                     Acadian Asset Management LLC
                     (an investment adviser);
                     Old Mutual Group Limited (a
                     holding company);
                     Old Mutual Asset Managers
                     (Bermuda) Ltd. (an investment
                     adviser);
                     Old Mutual Group Services
                     Limited (a financial services     Affiliated Directorships
                     company);
                     Liberty Ridge Capital, Inc. (an
                     investment adviser) Chairman
                     and Director;
                     Larch Lane Advisors, LLC (an
                     investment adviser);
                     Provident Investment Counsel,
                     Inc. (an investment adviser);
                     Ashfield Capital Partners, LLC.
                     (an investment adviser);
                     Old Mutual Funds II (a registered
                     investment company);
                     Old Mutual Insurance Series
                     Fund (a registered investment
                     company);
                     Old Mutual Asset Managers
                     (UK) Ltd. (an investment
-------------------- --------------------------------- ---------------------------




                                       13




  Name and Position                                         Connection with
   with Investment         Name of Other Company             Other Company
      Advise
------------------- -------------------------------- ---------------------------
                    adviser);
                    Analytic Investors, LLC (an
                    investment adviser);
                    Copper Rock Capital Partners,
                    LLC (an investment adviser);
                    Old Mutual Asset Management
                    Trust Company (a trust
                    company);
                    2100 Xenon Group LLC (an
                    investment adviser);
                    Rogge Global Partners plc (an
                    investment adviser);
                    Investment Counselors of
                    Maryland, LLC (an investment
                    adviser);
                    LML Holdings, Inc. (a holding
                    company for Lincluden affiliated
                    financial services firms)
------------------- -------------------------------- ---------------------------
Stephen Clarke,     Senior Vice President,
Member of Board of  Relationship Manager - Old
Managers            Mutual (US) Holdings Inc. (a
                    holding company); Acadian        Affiliated Directorships
                    Asset Management LLC (an
                    investment adviser);
                    Lincluden Management Limited
                    (an investment adviser)
------------------- -------------------------------- ---------------------------
James Mikolaichik,  Executive Vice President, Head
Member of Board of  of Strategy, Product and
Managers            Corporate Development - Old
                    Mutual (US) Holdings Inc. (a
                    holding company); Acadian
                    Asset Management LLC (an
                    investment adviser);
                    2100 Xenon Group LLC (an
                    investment adviser)              Affiliated Directorships
------------------- -------------------------------- ---------------------------
Matthew Appelstein, Executive Vice President, Head
Member of Board of  of Institutional Sales and
Managers            Marketing - Old Mutual (US)
                    Holdings Inc. (a holding
                    company);
                    Acadian Asset Management LLC
                    (an investment adviser);         Affiliated Directorships
                    Old Mutual Investment Partners;
                    Old Mutual Global Funds, plc;
                    Old Mutual Absolute Return
                    Funds; Old Mutual Emerging
                    Managers Funds;
------------------- -------------------------------- ---------------------------




                                       14




  Name and Position                                         Connection with
   with Investment         Name of Other Company             Other Company
      Advise
----------------- ---------------------------------- ---------------------------
                  Old Mutual/Claymore Long-
                  Short Fund;
                  TS&W/Claymore Tax-
                  Advantaged Balanced Fund;
                  Old Mutual Capital Inc.
----------------- ---------------------------------- ---------------------------

AIG ASSET MANAGEMENT (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AIG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AIG is 70 Pine Street, New York, New York 10270. AIG is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

For the fiscal years ended October 31, 2008 and 2009, none of the directors, officers or partners of AIG is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ANALYTIC INVESTORS, LLC
Analytic Investors, LLC ("Analytic") serves as the investment adviser to the Analytic Short Term Income Fund. The principal address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013. Analytic is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2008 and 2009.



    Name and Position                                                 Connection with
with Investment Adviser        Name of Other Company                  Other Company
----------------------- ----------------------------------- ----------------------------------
Dr. Roger Glen Clarke,  Ensign Peak Advisors                President (September 1997 --
Chairman                                                    present)
                        ----------------------------------- ----------------------------------
                        Bonneville Holding Corporation      Director (January 2000 -- present)
                        ----------------------------------- ----------------------------------
                        Deseret Trust Company               Director (September 1996 --
                                                            present)
                        ----------------------------------- ----------------------------------
                        Deseret Mutual Benefit              Director (March 2006 -- present)
                        Administrators
----------------------- ----------------------------------- ----------------------------------
Harindra de Silva,      Analytic US Market Neutral, Ltd.    Director (01/1999 -- present)
                        ----------------------------------- ----------------------------------
Director and President  Analytic US Market Offshore Master, Director (11/2000 -- present)
                        Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic US Market Neutral Offshore Director (05/2002 -- present)
                        II, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic US Market Neutral Offshore Director (05/2002 -- present)
                        Master II, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic US Market Neutral Offshore Director (03/2004 -- present)
                        M, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic Japanese Equity Market     Director (11/2004 -- present)
                        Neutral Offshore, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic Japanese Equity Market     Director (11/2004 -- present)
                        Neutral Offshore Master, Ltd.
                        ----------------------------------- ----------------------------------
                        Analytic Market Neutral V-6, Ltd.   Director (04/2005 -- present)
----------------------- ----------------------------------- ----------------------------------




                                       15




    Name and Position                                                    Connection with
with Investment Adviser           Name of Other Company                  Other Company
-------------------------- ----------------------------------- -------------------------------
                           Analytic Global Opportunity Fund I, Director (04/2005 -- present)
                           Ltd.
-------------------------- ----------------------------------- -------------------------------
Marie Nastasi Arlt,        Analytic US Market Neutral          Director (11/2001 -- present)
Director, Treasurer, Vice  Offshore, Ltd.
                           ----------------------------------- -------------------------------
President, Chief Operating Analytic US Market Neutral Offshore Director (05/2002 -- present)
Officer and Corporate      II, Ltd.
                           ----------------------------------- -------------------------------
Secretary                  Analytic US Market Neutral Offshore Director (03/2004 -- present)
                           M, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic US Market Neutral Offshore Director (04/2005 -- present)
                           Master, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic US Market Neutral Offshore Director (04/2005 -- present)
                           Master II, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic Japanese Equity Market     Director (11/2004 -- present)
                           Neutral Offshore, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic Japanese Equity Market     Director (11/2004 -- present)
                           Neutral Offshore Master, Ltd.
                           ----------------------------------- -------------------------------
                           Analytic Market Neutral V-6, Ltd.   Director (04/2005 -- present)
                           ----------------------------------- -------------------------------
                           Analytic Global Opportunity Fund I, Director (04/2005 -- present)
                           Ltd.
-------------------------- ----------------------------------- -------------------------------
Thomas M. Turpin,          Old Mutual US Holdings, Inc.        Interim Chief Executive Officer
Director                                                       (April 2008 -- present)
-------------------------- ----------------------------------- -------------------------------

AVIVA INVESTORS NORTH AMERICA, INC.
Aviva Investors North America, Inc. ("Aviva") serves as the investment adviser to the Aviva Investors MAP(SM) 2015 Fund, Aviva Investors High Yield Bond Fund and Aviva Investors Core Aggregate Fixed Income Fund. The principal address of Aviva is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. Aviva is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of December 31, 2009.

As of December 31, 2009, none of the directors, officers or partners of Aviva is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Conquistador Fund and the Cambiar Aggressive Value Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2009 and 2010.

For the fiscal years ended April 30, 2009 and 2010, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.




   Name and Position                                         Connection with
 with Investment Adviser      Name of Other Company          Other Company
------------------------      -------------------------      ---------------
Gregory M. Melvin               Dartmouth Capital, Inc.      President
Chief Investment Officer
------------------------      -------------------------      ---------------


EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.




        Name and Position                                  Connection with
    with Investment Adviser      Name of Other Company     Other Company
------------------------------ -------------------------- ----------------
Alan Whitman Breed, President, EMC Tidemark Partners LLC Managing Member & Managing Member of the
Board of Managers
------------------------------ -------------------------- ----------------
Donna Marie Colon, Secretary & EMC Tidemark Partners, LLC       Member
Member of the Board of
Managers
------------------------------ -------------------------- ----------------


FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.



      Name and Position                                           Connection with
  with Investment Adviser      Name of Other Company              Other Company
---------------------------- ------------------------------ --------------------------
David Sanford Gottesman,        Berkshire Hathaway, Inc.    Member, Board of Directors
                             ------------------------------ --------------------------
Senior Managing Director     American Museum of Natural                  Trustee
                                           History
                             ------------------------------ --------------------------
                                    Mount Sinai Center                   Trustee
                             ------------------------------ --------------------------
                                    Yeshiva University                   Trustee
---------------------------- ------------------------------ --------------------------
Daniel Rosenbloom, Senior         NYU Medical Center                     Trustee
                             ------------------------------ --------------------------
Managing Director            National Foundation for Facial              Trustee
                                      Reconstruction
---------------------------- ------------------------------ --------------------------
Charles M. Rosenthal, Senior         Brown University              Trustee Emeritus
                             ------------------------------ --------------------------
Managing Director            Marine Biological Laboratory                Trustee
---------------------------- ------------------------------ --------------------------
Arthur Joel Stainman, Senior      Ark Restaurants Corp.     Member, Board of Directors
Managing Director                    Rider University                    Trustee
---------------------------- ------------------------------ --------------------------


      Name and Position                                  Connection with
  with Investment Adviser     Name of Other Company      Other Company
---------------------------- --------------------------- ---------------
A. Byron Nimocks, III,               Hendrix College           Trustee
Senior Managing Director
---------------------------- --------------------------- ---------------
Robert W. Gottesman, Chief          Gruss Foundation           Trustee
Executive Officer and Senior
Managing Director
---------------------------- --------------------------- ---------------
William F. Guardenier,       John Hart Hunter Foundation       Trustee
                             --------------------------- ---------------
Senior Managing Director         New Hampton School            Trustee
---------------------------- --------------------------- ---------------


HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.


     Name and Position                                            Connection with
 with Investment Adviser       Name of Other Company              Other Company
------------------------- ---------------------------------- -------------------------
George W. Connell           The Haverford Trust Company      Vice Chairman & Owner
Vice Chairman & Owner       Haverford Trust Securities, Inc. Vice Chairman & Owner
                          Drexel Morgan & Company, LLC         CEO & Sole Member
------------------------- ---------------------------------- -------------------------
Joseph J. McLaughlin        The Haverford Trust Company           Chairman & CEO
Chairman, CEO & President   Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
Binney H. C. Wietlisbach    The Haverford Trust Company                President
Executive Vice President    Haverford Trust Securities, Inc.      CEO & President
------------------------- ---------------------------------- -------------------------
Henry B. Smith              The Haverford Trust Company        Vice President & CIO
Vice President and CIO      Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
David Brune                 The Haverford Trust Company             Vice President
Vice President              Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
John H. Donaldson           The Haverford Trust Company             Vice President
Vice President
------------------------- ---------------------------------- -------------------------
Timothy A. Hoyle            The Haverford Trust Company             Vice President
Vice President              Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------
Jeffrey M. Bagley           The Haverford Trust Company             Vice President
Vice President
------------------------- ---------------------------------- -------------------------
MarieElena V. Ness          The Haverford Trust Company         Compliance Director
Chief Compliance Officer    Haverford Trust Securities, Inc. Chief Compliance Officer
                          Regulatory Compliance Assistance,         Sole Member
                                             LLC
------------------------- ---------------------------------- -------------------------
George W. Connell           The Haverford Trust Company      Vice Chairman & Owner
Vice Chairman & Owner       Haverford Trust Securities, Inc. Vice Chairman & Owner
                          Drexel Morgan & Company, LLC         CEO & Sole Member
------------------------- ---------------------------------- -------------------------
Joseph J. McLaughlin        The Haverford Trust Company           Chairman & CEO
Chairman, CEO & President   Haverford Trust Securities, Inc. Registered Representative
------------------------- ---------------------------------- -------------------------

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. ("HGK") serves as the investment adviser for the HGK Equity Value Fund. The principal address of HGK is Newport Tower, 525 Washington Boulevard, Suite

2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

For the fiscal years ended October 30, 2008 and 2009, none of the directors, officers or partners of HGK is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

For the fiscal years ended October 30, 2008 and 2009, none of the directors, officers or partners of ICM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund, the LSV Conservative Value Equity Fund, and the LSV Global Value Fund. The address of LSV is 1 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

For the fiscal years ended October 30, 2008 and 2009, none of the directors, officers or partners of LSV is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2008 and 2009.


Name and Position with
Investment Adviser       Name of Other Company             Connection with Other Company
------------------------ ----------------------------- -------------------------------------
Mark A. Elste                                              Senior Executive Vice President,
President, CEO and CIO      U.S. Fiduciary Services               Treasurer and Director
                         ----------------------------- -------------------------------------
                          GreatBanc Trust Company                          Director
                         ----------------------------- -------------------------------------
                             Salem Trust Company                           Director
                         ----------------------------- -------------------------------------
                          USF Affiliate Services, Inc.                     Director
                         ----------------------------- -------------------------------------
                                  Waretech, Inc.                           Director
------------------------ ----------------------------- -------------------------------------
Lauren E. McAfee            U.S. Fiduciary Services                       Secretary
                         ----------------------------- -------------------------------------
Chief Compliance Officer  GreatBanc Trust Company      Secretary and Risk Management Officer
                         ----------------------------- -------------------------------------
and Secretary                Salem Trust Company       Secretary and Risk Management Officer
------------------------ ----------------------------- -------------------------------------




                                       19




Name and Position with
Investment Adviser       Name of Other Company         Connection with Other Company
------------------------ ----------------------------- -------------------------------------
                                                         Legal and Compliance Officer,
                        USF Affiliate Services, Inc.  Secretary and Risk Management Officer
                       ----------------------------- -------------------------------------
                                Waretech, Inc.                 Secretary
---------------------- ----------------------------- -------------------------------------
James E. Habanek                                           Senior Vice President
Senior Vice President  The Ziegler Companies, Inc.         and Portfolio Manager
---------------------- ----------------------------- -------------------------------------
Pam C. Dix                                                 Senior Vice President
Vice President                     M&I Bank                and Portfolio Manager
---------------------- ----------------------------- -------------------------------------

PNC CAPITAL ADVISORS, LLC
Effective September 30, 2009 PNC Capital Advisors, LLC ("PNC Capital") serves as adviser to the UA S&P 500 Fund. PNC Capital was formed as a result of the merger of Allegiant Asset Management Company, the former investment adviser to the UA S&P 500 Fund, with its affiliate, PNC Capital Advisors, Inc. PNC Capital is a Delaware limited liability company and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly-held bank holding company, and is registered as an investment adviser under the Investment Advisers Act of 1940. Effective January 1, 2009, Allegiant Asset Management Company became an indirect wholly owned subsidiary of PNC. Prior to such date, Allegiant Asset Management Company was an indirect wholly owned subsidiary of National City Corporation. PNC Capital also provides investment advisory to other institutions and individuals and provides investment advisory and administrative services to other investment companies. The information required by this Item 31 with respect to each director and officer of PNC Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by PNC Capital with the SEC.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

For the fiscal years ended October 31, 2008 and 2009, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of December 31, 2009. [To be completed by amendment]




   Name and Position                                    Connection with
with Investment Adviser      Name of Other Company      Other Company
-----------------------      ---------------------      ---------------

-----------------------      ---------------------      ---------------

-----------------------      ---------------------      ---------------

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.

For the fiscal years ended October 31, 2008 and 2009, none of the directors, officers or partners of TS&W is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG AllCap Value Fund, and WHG Balanced Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2008 and 2009.


       Name and Position          Name of Other Company              Connection with
   with Investment Adviser                                           Other Company
----------------------------- ------------------------------ -----------------------------
Susan Byrne                   Westwood Holdings Group, Inc.* Chief Investment Officer and
Chief Investment Officer and             (NYSE: WHG)             Chairman of the Board
Chairman of the Board
----------------------------- ------------------------------ -----------------------------
Brian Casey                   Westwood Holdings Group, Inc.* President and Chief Executive
President and Chief Executive            (NYSE: WHG)               Officer and Director
Officer and Director
                              ------------------------------ -----------------------------
                                       Westwood Trust**          President and Director
----------------------------- ------------------------------ -----------------------------
William R. Hardcastle         Westwood Holdings Group, Inc.*     Chief Financial Officer
Chief Financial Officer                  (NYSE: WHG)
----------------------------- ------------------------------ -----------------------------
Sylvia L. Fry                 Westwood Holdings Group, Inc.*   Chief Compliance Officer
Chief Compliance Officer                 (NYSE: WHG)
                              ------------------------------ -----------------------------
                                       Westwood Trust**        Chief Compliance Officer
----------------------------- ------------------------------ -----------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE:
WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

Item 32. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

 Registrant's distributor, SEI Investments Distribution Co. (the
"Distributor"), acts as distributor for:


SEI Daily Income Trust                                      July 15, 1982
SEI Liquid Asset Trust                                      November 29, 1982
SEI Tax Exempt Trust                                        December 3, 1982
SEI Institutional Managed Trust                             January 22, 1987
SEI Institutional International Trust                       August 30, 1988
The Advisors' Inner Circle Fund                             November 14, 1991
The Advisors' Inner Circle Fund II                          January 28, 1993
Bishop Street Funds                                         January 27, 1995
SEI Asset Allocation Trust                                  April 1, 1996
SEI Institutional Investments Trust                         June 14, 1996
CNI Charter Funds                                           April 1, 1999
iShares Inc.                                                January 28, 2000
iShares Trust                                               April 25, 2000
Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)       November 1, 2000
Causeway Capital Management Trust                           September 20, 2001
BlackRock Funds III (f/k/a Barclays Global Investors Funds) March 31, 2003
SEI Opportunity Fund, LP                                    October 1, 2003
The Arbitrage Funds                                         May 17, 2005
ProShares Trust                                             November 14, 2005
Community Reinvestment Act Qualified Investment Fund        January 8, 2007
SEI Alpha Strategy Portfolios, LP                           June 29, 2007
TD Asset Management USA Funds                               July 25, 2007
SEI Structured Credit Fund, LP                              July 31, 2007
Wilshire Mutual Funds, Inc.                                 July 12, 2008
Wilshire Variable Insurance Trust                           July 12, 2008
Global X Funds                                              October 24, 2008
ProShares Trust II                                          November 17, 2008
FaithShares Trust                                           August 7, 2009
Schwab Strategic Trust                                      October 12, 2009
RiverPark Funds                                             September 8, 2010


 The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                   Position and Office                       Positions and Offices
          Name                     with Underwriter                          with Registrant
-----------------------------      ------------------------------------      ---------------------
          William M. Doran         Director                                            --
          Edward D. Loughlin       Director                                            --
          Wayne M. Withrow         Director                                            --
          Kevin P. Barr            President & Chief Executive Officer                 --
          Maxine J. Chou           Chief Financial Officer, Chief Operations
                                   Officer & Treasurer                                 --
          Karen E. LaTourette      Chief Compliance Officer, Anti-Money
                                   Laundering Officer & Assistant Secretary            --
          John C. Munch            General Counsel & Secretary                         --
          Mark J. Held             Senior Vice President                               --
          Lori L. White            Vice President & Assistant Secretary                --
          John P. Coary            Vice President & Assistant Secretary                --
          John J. Cronin           Vice President                                      --
          Robert M. Silvestri      Vice President                                      --



ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:


Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:





        U.S. Bank, National Association       Union Bank of California, N.A.
        800 Nicollett Mall                    475 Sansome Street
        Minneapolis, Minnesota 55402-4302     15(th) Floor
                                              San Francisco, California 94111

        National City Bank                    The Northern Trust Company
        National City Center                  50 LaSalle Street
        1900 East Ninth Street                Chicago, Illinois 60675
        Cleveland, Ohio 44114

     (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
          (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                    SEI Investments Global Funds Services
                    One Freedom Valley Drive
                    Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:


                    Acadian Asset Management LLC
                    One Post Office Square, 8th Floor
                    Boston, Massachusetts 02109

                    AIG Asset Management (U.S.), LLC
                    70 Pine Street, 20th Floor
                    New York, New York 10270

                    Analytic Investors, LLC
                    555 West Fifth Street, 50th Floor
                    Los Angeles, CA 90013

                    Aviva Investors North America, Inc.
                    699 Walnut Street, Suite 1700
                    Des Moines, Iowa 50309

                    Cambiar Investors LLC
                    2401 East Second Street, Suite 400
                    Denver, Colorado 80206

                    C.S. McKee, LLP
                    One Gateway Center
                    Pittsburgh, Pennsylvania 15222

                    Edgewood Management LLC
                    305 Park Avenue, 18th Floor
                    New York, New York 10022-6057

                    First Manhattan Co.
                    437 Madison Avenue
                    New York, New York 10022-7022

                    Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                    Radnor, Pennsylvania 19087-4546

                    HGK Asset Management, Inc.
                    Newport Tower
                    525 Washington Blvd.
                    Jersey City, New Jersey 07310

                    Investment Counselors of Maryland, LLC
                    803 Cathedral Street
                    Baltimore, Maryland 21201

                    LSV Asset Management
                    1 North Wacker Drive
                    Chicago, Illinois 60606

                    Pennant Management, Inc.
                    11270 West Park Place, Suite 1025
                    Milwaukee, Wisconsin 53224

                    PNC Capital Advisors, LLC
                    200 Public Square
                    Cleveland, Ohio 44114

                    Rice Hall James & Associates, LLC
                    600 West Broadway, Suite 1000
                    San Diego, California 92101-3383

                    Sands Capital Management, LLC
                    1101 Wilson Boulevard, Suite 2300
                    Arlington, VA 22209

                    Thompson, Siegel & Walmsley LLC
                    5000 Monument Avenue, P.O. Box 6883
                    Richmond, Virginia 23230

                    Westwood Management Corp.
                    200 Crescent Court, Suite 1200
                    Dallas, Texas 75201

ITEM 34. MANAGEMENT SERVICES: NONE.

ITEM 35. UNDERTAKINGS: NONE.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 129 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 3rd day of December, 2010.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By: /s/ Philip T. Masterson
                                                 -------------------------------
                                                 Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.




    *                                   Trustee                 December 3, 2010
-------------------------------
Charles E. Carlbom

    *                                   Trustee                 December 3, 2010
-------------------------------
John K. Darr

    *                                   Trustee                 December 3, 2010
-------------------------------
William M. Doran

     *                                  Trustee                 December 3, 2010
-------------------------------
Mitchell A. Johnson

     *                                  Trustee                 December 3, 2010
-------------------------------
Betty L. Krikorian

     *                                  Trustee                 December 3, 2010
-------------------------------
Robert A. Nesher

     *                                  Trustee                 December 3, 2010
-------------------------------
James M. Storey

     *                                  Trustee                 December 3, 2010
-------------------------------
George J. Sullivan, Jr.

/s/ Philip T. Masterson                 President               December 3, 2010
-------------------------------
Philip T. Masterson

     *                                  Treasurer, Controller   December 3, 2010
-------------------------------         & Chief Financial
Michael Lawson                          Officer

By: /s/ Philip T. Masterson
    ---------------------------
    Philip T. Masterson

                                 EXHIBIT INDEX

EXHIBIT NO.     EXHIBIT
-----------     -------

EX-99.D28     Schedule  A  dated December 16, 2005, as last amended November 10,
2010, to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp.